Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current	R$ 2,244,754	R$ 1,896,535
Past-due	2,461,571	2,301,864
Total	4,706,325	4,198,399
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Past-due	489,709	502,164
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Past-due	248,128	267,723
Later Than Two Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Past-due	165,306	182,977
Later Than Three Month And Not Later Than Four Months [Member]
IfrsStatementLineItems [Line Items]
Past-due	150,941	155,018
Later Than Four Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Past-due	281,530	258,718
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Past-due	58,702	95,751
Later than one year [member]
IfrsStatementLineItems [Line Items]
Past-due	R$ 1,067,255	R$ 839,513